Segment Disclosures (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Summary of segment data for sales, cost of sales and gross margin
Segment data for sales, cost of sales and gross margin for 2014, 2013 and 2012 are presented in the tables below.

	Ammonia	Granular Urea(1)	UAN(1)	AN(1)	Other(1)	Phosphate	Consolidated
	(in millions)
Year ended December 31, 2014
Net sales	$1,576.3	$914.5	$1,669.8	$242.7	$171.5	$168.4	$4,743.2
Cost of sales	983.2	516.6	997.4	189.1	120.1	158.3	2,964.7
Gross margin	$593.1	$397.9	$672.4	$53.6	$51.4	$10.1	1,778.5
Total other operating costs and expenses							205.2
Gain on sale of phosphate business							750.1
Equity in earnings of operating affiliates							43.1
Operating earnings							$2,366.5
Year ended December 31, 2013
Net sales	$1,437.9	$924.6	$1,935.1	$215.1	$165.1	$796.9	$5,474.7
Cost of sales	656.5	410.1	895.6	155.9	114.4	722.0	2,954.5
Gross margin	$781.4	$514.5	$1,039.5	$59.2	$50.7	$74.9	2,520.2
Total other operating costs and expenses							150.2
Equity in earnings of operating affiliates							41.7
Operating earnings							$2,411.7
Year ended December 31, 2012
Net sales	$1,677.6	$1,143.4	$1,886.2	$222.8	$166.6	$1,007.4	$6,104.0
Cost of sales	712.7	406.2	793.2	174.8	96.1	807.7	2,990.7
Gross margin	$964.9	$737.2	$1,093.0	$48.0	$70.5	$199.7	3,113.3
Total other operating costs and expenses							200.9
Equity in earnings of operating affiliates							47.0
Operating earnings							$2,959.4
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(1)	The cost of ammonia that is upgraded into other products is transferred at cost into the upgraded product results.

Schedule of segment depreciation, depletion and amortization

	Ammonia	Granular Urea	UAN	AN	Other	Phosphate(1)	Corporate	Consolidated
	(in millions)
Depreciation, depletion and amortization
Year ended December 31, 2014	$69.0	$37.5	$179.3	$46.5	$20.4	$—	$39.8	$392.5
Year ended December 31, 2013	$58.2	$37.4	$172.6	$41.0	$19.2	$42.3	$39.9	$410.6
Year ended December 31, 2012	$67.8	$35.4	$171.1	$42.7	$17.6	$43.5	$41.7	$419.8
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(1)
The assets and liabilities of our phosphate business were classified as held for sale as of December 31, 2013; therefore, no depreciation, depletion or amortization was recorded in 2014 for the related property, plant and equipment.

Schedule of enterprise-wide data by geographic region
Enterprise-wide data by geographic region is as follows:

	Year ended December 31,
	2014	2013	2012
	(in millions)
Sales by geographic region (based on destination of shipments):
U.S.	$3,994.0	$4,497.8	$5,260.9
Canada	543.8	508.5	446.4
Export	205.4	468.4	396.7
	$4,743.2	$5,474.7	$6,104.0

	December 31,
	2014	2013	2012
	(in millions)
Property, plant and equipment—net by geographic region:
U.S.	$4,987.0	$3,528.8	$3,327.8
Canada	538.8	572.9	572.7
Consolidated	$5,525.8	$4,101.7	$3,900.5